SCHEDULE OF CASH FLOW INFORMATION RELATED TO LEASES (Details) - USD ($)	6 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Lease
Operating cash flows from operating leases	$ 53,580	$ 51,678
Right-of-use assets obtained in exchange for lease obligation:	$ 59,600	$ 63,352